Right-Of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Consolidated Statements of Income and Supplemental Cash Flow Information Related to Operating Leases	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Schedule of Consolidated Statements of Income and Supplemental Cash Flow Information Related to Operating Leases [Abstract]
Amortization charge of right-of-use assets	$ 727,315	$ 93,131	$ 480,138	$ 472,180
Interest of lease liabilities	35,832	4,587	14,362	11,710
Cash paid for operating leases	757,329	96,975	516,001	451,500
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,750,851	224,195		962,639
Termination of operating lease right-of-use assets and operating lease liabilities	$ 128,418	$ 16,444